THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
MARCH 31, 2021
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.2%
	Shares	Value
Communication Services — 3.7%
Interpublic Group of Cos	855,010	$24,966,292

Consumer Discretionary — 16.7%
Genuine Parts	253,450	29,296,285
Home Depot	59,750	18,238,688
Leggett & Platt	521,960	23,827,474
MDC Holdings	414,707	24,633,596
Target	91,775	18,177,874
		114,173,917

Consumer Staples — 3.2%
Procter & Gamble (A)	159,575	21,611,242

Energy — 6.8%
ConocoPhillips	351,115	18,598,562
Enterprise Products Partners (A)	1,251,825	27,565,186
		46,163,748

Financials — 12.4%
CME Group, Cl A	116,240	23,739,695
KeyCorp	1,465,490	29,280,490
People’s United Financial	1,462,763	31,946,744
		84,966,929

Health Care — 10.2%
AbbVie	249,160	26,964,095
Johnson & Johnson	130,155	21,390,974
Sanofi ADR	429,080	21,222,297
		69,577,366

Industrials — 14.8%
3M	141,385	27,242,062
Cummins	93,885	24,326,542
Lockheed Martin	67,965	25,113,067

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
MARCH 31, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
Industrials — continued
Snap-on	106,460	$24,564,581
		101,246,252

Information Technology — 13.1%
Broadcom	59,925	27,784,826
Cisco Systems	448,945	23,214,946
Paychex	248,555	24,363,361
QUALCOMM	108,095	14,332,316
		89,695,449

Materials — 3.6%
Dow	310,800	19,872,552
Steel Dynamics	564,070	28,632,193
		48,504,745

Real Estate — 7.6%
Lamar Advertising, Cl A ‡	281,235	26,413,591
STORE Capital ‡	757,625	25,380,438
		51,794,029

Utilities — 3.6%
Public Service Enterprise Group	402,580	24,239,342

TOTAL COMMON STOCK
(Cost $475,531,453)		676,939,311

SHORT-TERM INVESTMENT(B) — 0.7%

SEI Daily Income Trust, Government Fund, Cl F, 0.010%
(Cost $4,668,891)	4,668,891	4,668,891

TOTAL INVESTMENTS— 99.9%
(Cost $480,200,344)		$681,608,202

Percentages are based on Net Assets of $682,391,962.
‡	Real Estate Investment Trust.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
MARCH 31, 2021
(Unaudited)

(A)	Securities considered Master Limited Partnership. At March 31, 2021, these securities amounted to $27,565,186 or 4.0% of Net Assets.

(B)	The reporting rate is the 7-day effective yield as of March 31, 2021.

ADR — American Depositary Receipt

Cl — Class

As of March 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

HCM-QH-001-1800

3